STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income (loss) for the period	€ (57,041)	€ (47,003)	€ (33,590)
Actuarial gains and losses on retirement benefit obligations (IAS 19)	126	182	(4)
Tax impact	0	0	0
Other comprehensive income (loss) that will not be reclassified subsequently to income (loss)	126	182	(4)
Currency translation adjustment	(68)	(94)	125
Tax impact	0	0	0
Other comprehensive income (loss) that may be reclassified subsequently to income (loss)	(68)	(94)	125
Total comprehensive income (loss)	€ (56,983)	€ (46,915)	€ (33,469)